Average Annual Total Returns - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth & Income Portfolio	Apr. 30, 2025
VIP Growth & Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	22.21%
Past 5 years	13.38%
Past 10 years	11.39%
VIP Growth & Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	22.09%
Past 5 years	13.26%
Past 10 years	11.28%
VIP Growth & Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	21.91%
Past 5 years	13.10%
Past 10 years	11.11%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%